Concentrations, Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended		3 Months Ended																					12 Months Ended			3 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Aug. 21, 2013	Oct. 31, 2013 Cortelco Systems Holding Corp [Member]	Oct. 31, 2012 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]	Aug. 21, 2013 Cortelco Systems Holding Corp [Member]	Sep. 30, 2013 Inventergy Inc [Member]	Dec. 31, 2012 Inventergy Inc [Member]	Jan. 31, 2013 Inventergy Inc [Member]	Oct. 31, 2013 Customer One [Member]	Oct. 31, 2012 Customer One [Member]	Oct. 31, 2013 Customer One [Member] Cortelco Systems Holding Corp [Member]	Oct. 31, 2012 Customer One [Member] Cortelco Systems Holding Corp [Member]	Oct. 31, 2013 Customer Two [Member]	Oct. 31, 2012 Customer Two [Member]	Oct. 31, 2013 Customer Two [Member] Cortelco Systems Holding Corp [Member]	Oct. 31, 2012 Customer Two [Member] Cortelco Systems Holding Corp [Member]	Oct. 31, 2013 Customer Three [Member]	Oct. 31, 2012 Customer Three [Member]	Oct. 31, 2013 Customer Three [Member] Cortelco Systems Holding Corp [Member]	Oct. 31, 2012 Customer Three [Member] Cortelco Systems Holding Corp [Member]	Oct. 31, 2013 Customer Four [Member]	Oct. 31, 2012 Customer Four [Member]	Oct. 31, 2013 Customer Four [Member] Cortelco Systems Holding Corp [Member]	Oct. 31, 2012 Customer Four [Member] Cortelco Systems Holding Corp [Member]	Oct. 31, 2013 Customer Five [Member]	Oct. 31, 2012 Customer Five [Member]	Oct. 31, 2013 Customer Five [Member] Cortelco Systems Holding Corp [Member]	Oct. 31, 2012 Customer Five [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Caguas Puerto Rico [Member] acre	Jul. 31, 2013 Caguas Puerto Rico [Member] Cortelco Systems Holding Corp [Member] acre	Jul. 31, 2013 Corinth Mississippi [Member] acre	Jul. 31, 2013 Corinth Mississippi [Member] Cortelco Systems Holding Corp [Member] acre	Oct. 31, 2013 Cortelco Systems Puerto Rico [Member]	Oct. 31, 2013 Cortelco Systems Puerto Rico [Member] Cortelco Systems Holding Corp [Member]
Lease office and warehouse space in Corinth, Mississippi																																		17,236	17,236	77,000	77,000
Operating lease rent			$ 248,000	$ 242,000				$ 248,000	$ 242,000
Expiry date of leasing in Puerto Rico Industrial Development Company			Aug. 01, 2019																																Dec. 01, 2010
Monthly rent			12,000					12,000				551
Personal property tax	320,000		320,000			320,000		320,000
Personal property tax including interest and penalties					551,000				530,000	551,000
Income Tax Examination, Penalties and Interest Accrued, Total	96,000		96,000	96,000		96,000		96,000	96,000
Total accounts receivable	39.00%	52.00%				40.00%	53.00%							10.00%	22.00%	11.00%	23.00%	10.00%	10.00%	10.00%	10.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	5.00%	6.00%	5.00%	6.00%
Total revenue	40.00%	44.00%				39.00%	44.00%							12.00%	19.00%	12.00%	19.00%	11.00%	14.00%	12.00%	14.00%	9.00%	7.00%	8.00%	7.00%	8.00%	4.00%	7.00%	4.00%
Commitment for inventory purchases	1,603,000					1,603,000
Accounts receivable and inventories	1,000,000		1,000,000			1,000,000		1,000,000
Interest rate of loan	4.00%					4.00%
Trade accounts receivable	800,000					800,000
Interest Rate Base	2.00%					2.00%
Line of credit, expiration date			Dec. 15, 2013					Dec. 15, 2014																														Dec. 15, 2013	Dec. 15, 2014
Agreement expiration period																																						Jan. 31, 2014	Nov. 30, 2014
Rent expense											50,750	7,019
Rental Income, Nonoperating											551
Security Deposit											$ 6,549		$ 3,371